GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Disclosure of reconciliation of changes in goodwill

CHF in millions	Residential	Business	Wholesale	Total
Cost:
1 January 2024	4,587.1	1,098.3	327.3	6,012.7
Additions from business combinations	—	—	—	—
31 December 2024	4,587.1	1,098.3	327.3	6,012.7
Additions from business combinations	—	—	—	—
31 December 2025	4,587.1	1,098.3	327.3	6,012.7

CHF in millions	Residential	Business	Wholesale	Total
Goodwill, net:
Net carrying amount at 31 December 2024	4,587.1	1,098.3	327.3	6,012.7
Net carrying amount at 31 December 2025	4,587.1	1,098.3	327.3	6,012.7

Disclosure of assumptions used in goodwill impairment calculations	The key assumptions used are listed below: Key assumptions used in value in use calculations

	2025	2024
Long-term growth rate	—%	—%
WACC (pre-tax)	5.1%	5.3%